Segment Information (Summary of reconciliation of segment operating results) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income from operations	$ 5,136	$ 1,136	$ (20)
Share-based compensation expenses	308	380	401
Consolidated income (loss) before taxes	3,916	(602)	213
Operating Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income from operations	7,500	4,017		[1]
Unallocated general and administrative expenses	2,056	2,501
Share-based compensation expenses	308	380
Financial expenses	1,220	1,738
Consolidated income (loss) before taxes	$ 3,916	$ (602)

[1]	It is impracticable to present 2012 income (loss) from operations by segment due to lack in internal management reporting system.